Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Loss per Share [Abstract]
Net loss	$ (3,119)	$ (17,730)
Weighted average common shares outstanding - basic (in shares)	35,591,170	19,594,354
Net loss per common share - basic (in dollars per share)	$ (0.09)	$ (0.90)
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	55,734,368	27,882,890
Non-Vested Equity Incentive Plan Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	652,700	144,000
Convertible Promissory Note Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	43,016,668	27,738,890
Public Shares Under Warrants [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	12,065,000	0